STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098
(215) 564 - 8000

Direct Dial - (215) 564 - 8198

January 22, 1998

VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn: Filing Desk

Re:   The Rightime Fund, Inc. (the "Fund")
      Rule 497(j) certification for Post-effective Amendment No. 23 File Nos.: 811-4321 and 2-95943


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Act"), as amended, the Fund certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-effective Amendment No. 23 to the Registration Statement of the Fund which was filed with the SEC electronically on January 16, 1998.

Please direct any questions regarding this certification to me at the number listed above.

                                   Very truly yours,

                                   /s/ Micheal P. O'Hare
                                   ---------------------
                                   Micheal P. O'Hare